Cash and Cash Equivalents and Short-term investments	12 Months Ended
Apr. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents and Short-term investments [Text Block]

3. Cash and Cash Equivalents and Short-term Investments

Cash and cash equivalents of $37,548,304 (April 30, 2023 - $12,608,704) included $30,000,000 in term deposits that are cashable within one to two months (April 30, 2023: $6,789,000 (US$5,000,000)). The term deposits earn interest at 5.24%-5.33% (April 30, 2023: 5.30%).

Short-term investments include $nil (April 30, 2023 - $40,115,000) of term deposits with maturities of more than 90 days (April 30, 2023 - term deposits earning interest at 5.18% to 5.24%).

At April 30, 2024, the Company had 441,705 Mexican pesos (April 30, 2023 - 6,877,311 pesos) and $2,226,985 US dollars (April 30, 2023- $7,797,176 US dollars).